Shareholder Report, Average Annual Return (Details) 190429_GuideMark World ex-US Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark World ex-US Fund RS Shares
Average Annual Return, Percent	1.64%
MSCI World ex-USA Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent	(1.62%)